Equity-Based Compensation - Summary of Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Equity-based compensation	$ 4,365	$ 9,555	$ 23,891	$ 17,620
Cost of Revenue [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Equity-based compensation	376	1,429	2,992	1,416
Selling and Marketing [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Equity-based compensation	1,502	3,386	9,852	7,015
Enterprise Technology and Development [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Equity-based compensation	240	563	1,330	1,403
General and Administrative [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Equity-based compensation	$ 2,247	$ 4,177	$ 9,717	$ 7,786